Commitments and pledges (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and pledges
Schedule of future lease payables under non-cancellable value and short-term leases contracted for at the balance sheet date but not recognized as liabilities

EUR’000	30 June 2024	31 December 2023
Not later than one year	75	1,090
Between one and five years	226	4,984
	301	6,074

Schedule of remaining instalments for the newbuilds vessels

As of 30 June 2024

Millions	P-Class	M-Class	A-Class	Total
Contract amount in EUR	220	-	299	519
Contract amount in USD	390	655	794	1,839
Total contract amount translated to EUR	584	608	1,043	2,235
Commitment amount in EUR	27	-	105	132
Commitment amount in USD	390	458	724	1,572
Commitment amount translated to EUR	391	428	782	1,601